Schedule II VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance for Doubtful Accounts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 118.6	$ 118.0	$ 108.6
Provisions Charged to Earnings	18.9	24.1	29.2
Write-Offs	(15.8)	(26.4)	(23.2)
Translation Adjustments	(11.5)	2.6	2.9
Reclassifications and Other	1.2	0.3	0.5
Balance at End of Year	$ 111.4	$ 118.6	$ 118.0